Segment and Revenue by Geography and By Major Customer - Schedule of Evaluating Financial Performance and Allocating Resources (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues		$ 57,859	$ 84,161	$ 90,715
Cost of revenues		(23,582)	(31,569)	(27,325)
Gross profit		34,277	52,592	63,390
Research and development expenses		40,475	48,171	58,207
Sales and marketing expenses		18,302	17,314	16,959
General and administrative expenses		16,465	14,024	16,593
Change in earnout liability		377
Segment operating profit (loss)		(41,342)	(26,917)	(28,369)
Change in fair value of Forfeiture Shares		37	1,713	2,907
Financial income, net		4,795	5,637	(1,770)
Loss before taxes on income		(36,510)	(19,567)	(27,232)
Depreciation expenses		1,637	1,632	1,377
Depreciation and Amortization expenses		2,546
Stock-based compensation		15,118	15,026	12,089
CIB [Member]
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues	[1]	36,291	57,411	74,540
Cost of revenues	[1]	(10,536)	(13,149)	(16,115)
Gross profit	[1]	25,755	44,262	58,425
Research and development expenses	[1]	23,795	25,620	20,901
Sales and marketing expenses	[1]	8,936	7,410	7,290
General and administrative expenses	[1]	7,922	7,062	8,259
Change in earnout liability	[1]	377
Segment operating profit (loss)	[1]	(15,275)	4,170	21,975
Depreciation expenses	[1]		816	641
Depreciation and Amortization expenses	[1]	1,619
Stock-based compensation	[1]	6,927	6,928	5,151
Automotive [Member]
Schedule of Evaluating Financial Performance and Allocating Resources [Line Items]
Revenues		21,568	26,750	16,175
Cost of revenues		(13,046)	(18,420)	(11,210)
Gross profit		8,522	8,330	4,965
Research and development expenses		16,680	22,551	37,306
Sales and marketing expenses		9,366	9,904	9,669
General and administrative expenses		8,543	6,962	8,334
Change in earnout liability
Segment operating profit (loss)		(26,067)	(31,087)	(50,344)
Depreciation expenses			816	736
Depreciation and Amortization expenses		927
Stock-based compensation		$ 8,191	$ 8,098	$ 6,938

[1]	Previously named Audio-Video